Stockholders' Equity and Stock-based Compensation - Summary of Restricted Stock Units ("RSUs") Activity (Details) - Restricted Stock Units ("RSUs") - $ / shares	3 Months Ended	9 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
RSUs, Number of RSUs		0
Number of RSUs, Gramted		326,312
Number of RSUs, Vested		0
Number of RSUs, Forfeited		0
RSUs undelivered, Number of RSUs	326,312	326,312
RSUs, Weighted Average Grant Date Price		$ 0
Weighted Average Grant Date Price, Granted	$ 4.89	4.89
Weighted Average Grant Date Price, Vested		0
Weighted Average Grant Date Price, Forfeited		0
RSUs undelivered, Weighted Average Grant Date Price	$ 4.89	$ 4.89